Shareholder Report, Holdings (Details)_12 - Investor Shares	Jun. 30, 2024
University of Maryland Medical System [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
County of Frederick MD [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Maryland Stadium Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
MedStar Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Maryland Community Development Administration [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Maryland State Transportation Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Maryland Economic Development Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
State of Maryland Department of Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
County of Howard MD [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Main Street Natural Gas, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.70%
General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%